FAIR VALUE DISCLOSURES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Loans Held-for-sale, Fair Value Disclosure	$ 7.9	$ 29.5
Financing Receivable, Held-for-Sale	7.5	27.2
Fair Value, Option, Aggregate Differences, Loans and Long-term Receivables	0.4	2.3
Fair Value, Option, Changes in Fair Value, Gain (Loss)	$ 1.9	$ (3.3)